Income Tax Provision (Detail) (USD $)	4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Current:
Federal	$ 14,000			$ 153,000
State	3,000			17,000
Total taxes	$ 17,000	$ (21,591)	$ 26,193	$ 170,000